UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 - June 30, 2016

Item 1.  Proxy Voting Record

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Fidelity® Institutional Money Market Funds Money Market Portfolio Class I	11/18/2015	316175207	FMPXX
A vote for election of the following nominees:
1. Elizabeth S. Acton
2. John Engler
3. Albert R. Gamper, Jr.
4. Robert F. Gartland
5. Abigail P. Johnson
6. Arthur E. Johnson
7. Michael E. Kenneally
8. James H. Keyes
9. Marie L. Knowles
10. Geoffrey A. von Kuhn
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners LP	12/1/2015	570759100	MWE
Proposal to approve the Agreement and Plan of Merger, dated as of July 11, 2015, as such agreement may be amended from time to time, by and among MPLX LP, MPLX GP LLC, Marathon Petroleum Corporation, Sapphire HoldCo LLC and Markwest Energy Partners, L.P., and the transactions contemplated thereby.
					For	For	Issuer

Proposal to approve, on an advisory, non-binding basis, the merger-related compensation payments that may become payable to Markwest Energy Partners, L.P.'s named executive officers in connection with the merger.
					For	For	Issuer

				Proposal to approve the adjournment of the Special Meeting, if necessary to solicit additional proxies if there are not sufficient votes to approve Proposal 1 at the time of the Special Meeting.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Sunoco Logistics Partners L.P.	12/1/2015	86764L108	SXL
Approval of the Sunoco Partners LLC Long-Term Incentive Plan, as proposed to be amended and restated, which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the Sunoco Partners LLC Long-Term Incentive Plan, as amended and restated as of October 24, 2012, by 10,000,000 common units (the "LTIP Proposal").
					For	For	Issuer

Approval of the adjournment of the Special Meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the Special Meeting to approve the LTIP Proposal
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NuStar Energy L.P.	1/28/2016	67058H102	NS	To approve the NuStar GP, LLC Fifth Amended and Restated 2000 Long-Term Incentive Plan (the "Amended Plan").	For	For	Issuer

To consider and vote upon the proposal to adjourn the special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to approve the Amended Plan at the time of the special meeting.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	2/12/2016	87612G101	TRGP
To consider and vote upon a proposal to approve the issuance of shares of common stock of Targa Resources Corp. (the "Company") in connection with the merger contemplated by the Agreement and Plan of Merger, dated as of November 2, 2015, by and among the Company, Spartan Merger Sub LLC, Targa Resources Partners LP and Targa Resources GP LLC ("TRP GP");
					For	For	Issuer

To consider and vote upon a proposal to approve one or more adjournments of the special meeting if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the Company's stock issuance proposal.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Partners, LP	2/12/2016	87611X105	NGLS	To consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of November 2, 2015.	For	For	Issuer

To consider and vote upon, on an advisory, non-binding basis, the compensation payments that may be paid or become payable to the Partnership's named executive officers in connection with the Merger which is referred to as the "TRP Compensation Proposal."
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/21/2016	559080106	MMP	Election of Directors: 1. Walter R. Arnheim 2. Patrick C. Eilers	For	For	Issuer

				Amendment of Long-Term Incentive Plan	For	For	Issuer

				Advisory Resolution to Approve Executive Compensation	For	For	Issuer

				Ratification of Appointment of Independent Auditor	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/26/2016	847560109	SE	Election of Directors: Gregory L. Ebel	For	For	Issuer
				Election of Directors: F. Anthony Comper	For	For	Issuer
				Election of Directors: Austin A. Adams	For	For	Issuer
				Election of Directors: Joseph Alvarado	For	For	Issuer
				Election of Directors: Pamela L. Carter	For	For	Issuer
				Election of Directors: Clarence P. Cazalot Jr	For	For	Issuer
				Election of Directors: Peter B. Hamilton	For	For	Issuer
				Election of Directors: Mirada C. Hubbs	For	For	Issuer
				Election of Directors: Michael McShane	For	For	Issuer
				Election of Directors: Michael G. Morris	For	For	Issuer
				Election of Directors: Michael E.J. Phelps	For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's Independent Registered Public Accounting firm for fiscal year 2016.	For	For	Issuer

				Approval of Spectra Energy Corp 2007 Long-Term Incentive Plan, as amended and restated.	For	For	Issuer

				Approval of Spectra Energy Corp Executive Short-Term Incentive Plan, as amended and restated.	For	For	Issuer

				An advisory resolution to approve executive compensation.	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions.	Against	For	Shareholder

				Shareholder proposal concerning disclosure of lobbying activities.	Against	For	Shareholder

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
DCP Midstream Partners, LP	4/28/2016	23311P100	DPM	To approve the DCP Midstream Partners, LP 2016 Long-Term Incentive Plan (the "Plan").	For	For	Issuer

To approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are insufficient votes at the time of the special meeting to approve the Plan.
					For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Targa Resources Corp.	5/17/2016	87612G101	TRGP	Election of Directors: 1. Rene R. Joyce 2. Waters S. Davis, IV 3. Chris Tong	For	For	Issuer

				Ratification of selection of independent auditors	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/25/2016	682680103	OKE	Election of Director: Brian L. Derksen	For	For	Issuer
				Election of Director: Julie H. Edwards	For	For	Issuer
				Election of Director: John W. Gibson	For	For	Issuer
				Election of Director: Randall J. Larson	For	For	Issuer
				Election of Director: Steven J. Malcolm	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: Jim W. Mogg	For	For	Issuer
				Election of Director: Pattye L. Moore	For	For	Issuer
				Election of Director: Gary D. Parker	For	For	Issuer
				Election of Director: Eduardo A. Rodriguez	For	For	Issuer
				Election of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2016	For	For	Issuer

				An advisory vote to approve Oneok, Inc.'s executive compensation	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/7/2016	118230101	BPL	Election of Directors: 1. Oliver G. Richard, III 2. Clark C. Smith 3. Frank S. Sowinski	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2016.	For	For	Issuer

Company Name	Meeting Date	Cusip	Ticker	Proposal	Vote	For/Against Management	ProposalSource
The Williams Companies, Inc.	6/27/2016	969457100	WMB
To approve the adoption of the Agreement and Plan of Merger (the "Merger Agreement") among Energy Transfer Equity, L.P., Energy Transfer Corp LP ("ETC"), Energy Transfer Corp GP, LLC, LE GP, LLC, Energy Transfer Equity GP, LLC and Williams Companies, Inc. ("WMB"), and the transactions contemplated thereby, including the merger of WMB with and into etc.
					Against	Against	Issuer

				To approve, on an advisory (non-binding) basis, specified compensatory arrangements between WMB and its named executive officers relating to the transactions contemplated by the Merger Agreement.	Abstain	Against	Issuer

To approve the adjournment of the special meeting from time to time, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger proposal.
					Abstain	Against	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE POWER AND ENERGY INFRASTRUCTURE FUND, INC.

Date: August 26, 2016	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer